Inventories (Information) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Finished products	$ 1,348	$ 946
Raw materials	490	349
Work in progress	233	299
Spare parts	128	125
Total inventories	2,199	1,719
Non-current inventories - mainly raw materials (presented as non-current assets)	65	149
Current inventories	$ 2,134	$ 1,570